Exchange rates (Tables)	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
Summary of Currencies Translations and Relevant Exchange Rates	The
currencies which most influence these translations and the relevant exchange rates were:

	2024	2023	2022
Average rates:
US$/£	1.28	1.24	1.24
Euro/£	1.18	1.15	1.17
Yen/£	193	175	161

	2024	2023	2022
Period end rates:
US$/£	1.25	1.27	1.20
Euro/£	1.20	1.15	1.13
Yen/£	197	180	159